Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense and Accounting Profit Multiplied By Tax Rate (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Effective Tax Expense Income Reconciliation And Components Of Income Tax Expenses Income [Abstract]
Accounting loss before income tax	₨ (2,470)	$ (30)	₨ (12,233)	₨ (5,128)
Tax at the India's tax rate of 31.2% applicable to RPPL (March 31, 2022: 31.2%, March 31, 2021: 31.2%)	(771)	(9)	(3,817)	(1,600)
Disallowance under section 94B of the Income Tax Act	2,034	25	794	1,333
Interest on compound financial instrument				1,091
Tax rate differences	49	1	282	15
Impact of ICDS related to hedge contracts routed through OCI	0	0	1,473
Unabsorbed depreciation and business losses	1,090	13	2,475	2,305
Change in estimates for recoverability of Minimum Alternate Tax (MAT)	(97)	(1)	(8)	82
Adjustment of tax relating to earlier periods	231	3	(327)	174
On account of adoption of new tax ordinance
- Mat credit written off	22	0		48
- Recognition / reversal of deferred tax asset / deferred tax liability	(1)	0	(65)	(7)
Effect of tax holidays and other tax exemptions	(49)	(1)	71	(879)
Deferred tax asset written off on sale of subsidiary (refer note 39)				306
Listing and related expenses			3,280
Other non-deductible expenses	51	1	(263)	36
At the effective income tax rate	2,559	31	3,895	2,904
Current tax expense reported in the statement of profit or loss	955	12	1,167	785
Deferred tax expense reported in the statement of profit or loss	1,593	19	2,797	2,091
Adjustment of current tax relating to earlier years	11	0	(69)	28
Tax expense (income)	₨ 2,559	$ 31	₨ 3,895	₨ 2,904